INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2023
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

18.	INCOME TAX AND SOCIAL CONTRIBUTION

18.a)	Income tax and social contribution recognized in profit or loss:

The income tax and social contribution recognized in net income for the year are as follows:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Income tax and social contribution income (expense)
Current	(1,036,262)	(1,537,966)	(4,240,802)
Deferred	403,544	(420,773)	(759,355)
	(632,718)	(1,958,739)	(5,000,157)

The reconciliation of the Company's income tax and social contribution expenses and income and the of the effective tax rate on income before IRPJ and CSLL are shown below:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Profit/(Loss) before income tax and social contribution	1,035,367	4,126,437	18,595,778
Tax rate	34%	34%	34%
Income tax and social contribution at combined statutory rate	(352,025)	(1,402,989)	(6,322,565)
Adjustment to reflect the effective rate:
Equity in results of affiliated companies	178,978	155,125	71,833
Difference Tax Rate in companies abroad	(181,409)	(338,278)	(437,567)
Transfer Price Adjustment and Profits Abroad	(91,883)	(195,112)	(55,821)
Income taxes and social contribution on foreign profit	131,836
Tax incentives	71,756	50,333	273,040
Interest on equity	47,315	290,968	185,325
Recognition/(reversal) of tax credits	(337,239)	(562,014)	1,027,252
Other permanent deductions (additions)	(100,047)	43,228	258,346
Income tax and social contribution in net income for the year	(632,718)	(1,958,739)	(5,000,157)
Effective tax rate	61%	47%	27%

18.b)	Deferred income tax and social contribution:

Deferred income tax and social contribution balances are as follows:

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Deferred
Income tax losses	4,198,734	2,679,028	1,537,623
Social contribution tax losses	1,441,925	894,183	583,845
Temporary differences	(911,027)	1,305,557	2,447,543
Tax, social security, labor, civil and environmental provisions	550,567	584,834	265,328
Estimated losses on assets	238,211	369,826	283,266
Gains/(Losses) on financial assets	328,678	468,813	6,484
Actuarial Liabilities (Pension and Health Plan)	171,816	226,875	210,009
Provision for consumption and services	22,346	205,880	163,620
Cash Flow Hedge Accounting and Unrealized Exchange Variations	509,386	1,459,012	2,985,859
(Gain) on loss of control of Transnordestina	(224,096)	(224,096)	(92,180)
Fair Value SWT/CBL Acquisition	(149,489)	(149,489)	(178,160)
Business combination	(1,473,119)	(1,632,370)	(1,338,674)
Others	(885,327)	(3,728)	141,991
Total	4,729,632	4,878,768	4,569,011

Total Deferred Assets	5,991,213	5,095,718	5,072,092
Total Deferred Liabilities	(1,261,581)	(216,950)	(503,081)
Total Deferred	4,729,632	4,878,768	4,569,011

The Company has subsidiaries abroad in its corporate structure, whose profits are taxed by income tax in the respective countries in which they were established at rates lower than those in force in Brazil. In the period between 2018 and 2023, these subsidiaries generated profits in the amount of R$155,482. If the Brazilian tax authorities understand that these profits are subject to additional taxation in Brazil through income tax and social contribution, these, if due, would amount to approximately R$52,864. The Company, based on the position of its legal advisors, only assessed the probability of loss in the event of a possible tax challenge as possible and, therefore, no provision was recognized in the financial statement.

In addition, management evaluated the precepts of IFRIC 23 - “Uncertainty Over Income Tax Treatments” and recognized in 2021 the credit for the unconstitutionality of the levy of the IRPJ and CSLL on the amounts of default interest referring to the SELIC rate received due to the repetition of tax undue payment.

A sensitivity analysis of consumption of tax credits was carried out considering a variation in macroeconomic assumptions, operating performance, and liquidity events. Thus, considering the results of the study carried out, which indicates that it is probable the existence of taxable income to use the balance of deferred income tax and social contribution.

Consolidated
2024	782,640
2025	760,047
2026	492,913
2027	476,082
2028 and beyond	3,479,531
Deferred asset	5,991,213
Deferred liabilities - Parent Company	(957,579)
Net deferred asset	5,033,634
Deferred liabilities - subsidiaries	(304,002)
Net deferred asset	4,729,632

18.c)	Changes in deferred income tax and social contribution

The changes in deferred taxes is shown below:

Consolidated
Balance at December 31, 2020	3,256,110
Recognized in the result	(759,355)
Recognized in other comprehensive income	2,073,437
Acquisition of companies	(1,181)
Balance at December 31, 2021	4,569,011
Recognized in the result	(420,773)
Recognized in other comprehensive income	(322,876)
Acquisition of companies	1,053,406
Balance at December 31, 2022	4,878,768
Recognized in the result	403,544
Recognized in other comprehensive income	(559,050)
Use of tax credit in installment program	(445)
Reverse incorporation	6,815
Balance at December 31, 2023	4,729,632

18.d)	Income tax and social contribution recognized in equity:

The income tax and social contribution recognized directly in equity are shown below:

		Consolidated
	12/31/2023	12/31/2022
Income tax and social contribution
Actuarial gains on defined benefit pension plan	83,436	100,139
Exchange differences on translating foreign operations	(325,350)	(325,350)
Cash flow hedge accounting	1,030,432	1,571,953
	788,518	1,346,742

Accounting Policy

Current income tax and social contribution are calculated based on the tax laws enacted by the end of the reporting period, including in the countries where the Group entities operate and generate taxable income. Management periodically assesses the positions taken in the tax calculations with respect to situations where applicable tax regulations are open to interpretations. The Group recognizes provisions where appropriate, based on the estimated payments to tax authorities. The income tax and social contribution expense comprises current and deferred taxes. Current and deferred taxes are recognized in profit or loss unless they are related to business combinations or items recognized directly in equity.

Current tax expense is the expected payment of taxable income for the year, using the nominal rate approved or substantially approved on the balance sheet date, and any adjustment of taxes payable related to previous years. Current income tax and social contribution are posted net in liabilities whenever there are amounts payable, or in assets whenever such amounts paid in advance exceed the total amount due at the reporting date.

Deferred tax is recognized in relation to temporary differences between the tax bases of assets and liabilities and their book values in the financial statements. Deferred tax is not recognized for temporary differences arising from the initial recognition of assets and liabilities in a transaction that is not a business combination, that does not affect nor accounting profit nor tax profit or loss, differences related to investments in subsidiaries and controlled entities when it is probable that they will not revert in a foreseeable future and from the initial recognition of goodwill, in accordance with IAS 12 - Income Taxes. The amount of the deferred tax determined is based on the expectation of realization or settlement of the temporary difference and uses the nominal rate approved or substantially approved.

Deferred income tax assets and liabilities are presented net in the balance sheet whenever there is a legal right and the intention to offset them upon the calculation of current taxes, usually related to the same legal entity and the same taxation authority.

Deferred income tax and social contribution assets are recognized on recoverable balances of tax loss and negative basis of CSLL, tax credits and deductible temporary differences. Such assets are reviewed at each year-end date and will be reduced to the extent that their realization is less likely to occur.